Financial Risk Management - Liquidity Risk (Details) $ / shares in Units, € in Millions, shares in Millions, $ in Millions, $ in Millions		1 Months Ended	12 Months Ended
	Jan. 23, 2025 EUR (€) shares	Mar. 31, 2025 CAD ($)	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 EUR (€)	Nov. 22, 2024 CAD ($)	Jul. 17, 2024 USD ($)	Jun. 24, 2024 USD ($)	Jan. 29, 2024	Jan. 12, 2024 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 07, 2023 USD ($)
Financial Risk Management.
Redemptions			$ 173.8
Borrowings, Principal			11,874.1	$ 9,851.2
Holding company cash and investments (net of derivative obligations)			2,502.1	1,749.1
Portfolio investments cash and investments, net			$ 64,864.1	63,009.7
Series E, F and M preferred share | Major ordinary share transactions
Financial Risk Management.
Redemptions		$ 418.5
4.95% due March 3, 2025 (Cdn$348.6)
Financial Risk Management.
Borrowings, principal					$ 348.6
Interest rate			4.95%		4.95%	4.95%
Unsecured Senior Notes due November 22, 2034 | Hedges of net investment in Canadian subsidiaries
Financial Risk Management.
Principal amount of hedged item							$ 450.0
Unsecured Senior Notes due November 22, 2054 | Hedges of net investment in Canadian subsidiaries
Financial Risk Management.
Principal amount of hedged item							$ 250.0
Unsecured senior notes | Hedges of net investment in Canadian subsidiaries
Financial Risk Management.
Principal amount of hedged item					$ 700.0
Foreign currency risk | Unsecured senior notes | Hedges of net investment in Canadian subsidiaries
Financial Risk Management.
Principal amount of hedged item					$ 3,140.0							$ 2,788.6
Holding company
Financial Risk Management.
Commitment to pay dividends in the next fiscal year			$ 343.6
Commitment to pay dividends in the next fiscal year (per share) | $ / shares			$ 15
Borrowings, Principal			$ 7,976.1	7,053.6
Holding company | Albingia SA
Financial Risk Management.
Ownership percentage			33.00%
Purchase consideration			$ 216.0			€ 209.0
Holding company | Eurobank
Financial Risk Management.
Proceeds from sale of equity interest	€ 183.5		190.8
Number of shares sold | shares	80.0
Percentage of interest sold	2.20%
Holding company | Gulf Insurance
Financial Risk Management.
Commitment for payment deed in next fiscal year			165.0
Holding company | Notes Payable
Financial Risk Management.
Borrowings, Principal			495.0	660.0
Holding company | Notes Payable | Gulf Insurance
Financial Risk Management.
Borrowings, Principal			495.0
Holding company | 4.875% due August 13, 2024
Financial Risk Management.
Borrowings, Principal				$ 279.3
Interest rate				4.875%						4.875%		4.875%
Holding company | 4.95% due March 3, 2025 (Cdn$348.6)
Financial Risk Management.
Borrowings, Principal				$ 264.3								$ 348.6
Interest rate				4.95%								4.95%
Holding company | Revolving Credit Facility
Financial Risk Management.
Borrowings, Principal								$ 2,000.0
Maximum borrowing capacity			2,000.0
Holding company | 6.00% due December 7, 2033
Financial Risk Management.
Borrowings, Principal			$ 750.0	$ 400.0					$ 150.0		$ 600.0		$ 400.0
Interest rate			6.00%		6.00%	6.00%			6.00%		6.00%		6.00%
Holding company | Long equity total return swap contracts
Financial Risk Management.
Cash received from settlement of derivative contracts			$ 517.7	304.2
Insurance and reinsurance subsidiaries
Financial Risk Management.
Borrowings, Principal			979.2	891.3
Insurance and reinsurance subsidiaries | Fairfax India
Financial Risk Management.
Investments lacking liquidity or inactively traded			$ 1,020.7	$ 1,461.2
Insurance and reinsurance subsidiaries | Investments that may lack liquidity or are inactively traded
Financial Risk Management.
Risk exposure percentage			20.70%	20.70%	20.70%	20.70%						20.70%
Non-insurance companies
Financial Risk Management.
Borrowings, Principal			$ 2,918.8	$ 1,906.3
Non-insurance companies | Peak Achievement, Boat Rocker and Sporting Life's credit facilities
Financial Risk Management.
Repayments of borrowings in next fiscal year			$ 272.4